Reverse Factoring - Schedule of Reverse Factoring (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of reverse factoring [line items]
Total reverse factoring	$ 45,021	R$ 148,928	R$ 27,867
Trade accounts payable [member]
Disclosure of reverse factoring [line items]
Total reverse factoring	38,318	126,755	R$ 27,867
Other financial liabilities [member]
Disclosure of reverse factoring [line items]
Total reverse factoring	$ 6,703	R$ 22,173